Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Revenues	$ 368,986	$ 305,285
Costs and expenses:
Cost of operations	271,226	222,593
General and administrative	38,455	31,414
Non-cash stock compensation	3,619	2,548
Acquisition expenses	886	792
Depreciation and depletion expense	37,149	31,932
Amortization expense	3,437	3,351
Total operating expenses	354,772	292,630
Income from operations	14,214	12,655
Interest expense	15,327	14,375
Foreign currency gain	(929)	(4,632)
Unrealized loss on foreign currency exchange contracts	1,779	516
Unrealized re-measurement loss (gain) on 6.25% Convertible Debentures	3,001	(580)
Non-cash loss on 6.25% Convertible Debentures conversion feature	972
Gain on bargain purchase of businesses acquired	(6,925)
Other expense, net	827	955
Income before income taxes	162	2,021
Income tax (benefit) expense	(2,092)	502
Net income	$ 2,254	$ 1,519
Weighted average number of shares outstanding-basic	66,139,402	57,756,889
Weighted average number of shares outstanding-diluted	84,134,261	73,606,572
Basic and diluted net income per common share	$ 0.03	$ 0.03